Principal Accounting Policies - Value-added tax and related surcharges (Details) - CNY (¥) ¥ in Millions		12 Months Ended			66 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2024
Value-added tax and related surcharges
Applicable rate of VAT (in percent)		6.00%	6.00%	6.00%
Applicable tax rate of cultural development fee for net advertising revenues	3.00%
Urban maintenance and construction tax rate (in percent)		7.00%
Education surcharge rate(in percent)		3.00%
VAT and related surcharges		¥ 60.7	¥ 84.8	¥ 114.1
Maximum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)		5.00%
Local education surcharge rate (in percent)		2.00%
Minimum
Value-added tax and related surcharges
Urban maintenance and construction tax rate (in percent)		1.00%
Local education surcharge rate (in percent)		1.00%
Scenario forecast
Value-added tax and related surcharges
Applicable tax rate of cultural development fee for net advertising revenues					1.50%